Restructuring Charges (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1,681
Property and equipment disposal
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,523
Facility related charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges			146
Employee severance and termination benefits (including stock-based compensation charges)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10		$ 12